AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Principal Amount	Value
Municipal Bonds - 97.0%
Alabama - 0.7%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$9,756,908
Arizona - 2.7%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	6,052,768
Arizona Industrial Development Authority
5.000%, 02/01/32 [1]	1,450,000	1,927,301
5.000%, 02/01/35 [1]	1,700,000	2,220,719
5.000%, 02/01/36 [1]	1,800,000	2,344,772
5.000%, 02/01/37 [1]	1,905,000	2,473,245

Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,376,233
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/27	3,000,000	3,672,165
5.000%, 01/01/28	2,625,000	3,294,502
5.000%, 01/01/29	2,500,000	3,210,552

Total Arizona		36,572,257
California - 9.7%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,159,394
5.000%, 02/01/30	1,630,000	1,969,935
5.000%, 02/01/31	900,000	1,085,546
5.000%, 02/01/32	1,855,000	2,232,613

California State Public Works Board 5.000%, 02/01/31 [1]	3,500,000	4,625,892
California State Public Works Board, Series A
5.000%, 02/01/30 [1]	3,500,000	4,540,393
5.000%, 02/01/32 [1]	3,500,000	4,716,992
5.000%, 08/01/33 [1]	5,000,000	6,476,835
5.000%, 08/01/34 [1]	2,750,000	3,546,959
5.000%, 08/01/35 [1]	2,500,000	3,217,773

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	13,633,347
Los Angeles Unified School District, Series A 5.000%, 07/01/28	5,000,000	6,355,452
San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/34	5,010,000	6,253,631
5.000%, 05/01/35	5,800,000	7,224,526

San Francisco City & County Airport Comm-San Francisco International Airport, Series A 5.000%, 05/01/32	3,000,000	3,914,930
	Principal Amount	Value

State of California
5.000%, 08/01/29	$7,235,000	$8,736,310
5.000%, 09/01/29	5,075,000	6,142,838
5.000%, 11/01/30	11,575,000	15,348,948
5.000%, 09/01/31	8,000,000	10,788,594
5.000%, 04/01/32	5,000,000	6,788,351

University of California, Series S
5.000%, 05/15/36 [1]	3,000,000	3,971,186
5.000%, 05/15/37 [1]	3,000,000	3,951,213
5.000%, 05/15/38 [1]	3,000,000	3,937,043

Total California		130,618,701
Colorado - 1.0%
Colorado Health Facilities Authority, Series A
5.000%, 01/01/28	2,545,000	3,178,277
5.000%, 01/01/29	4,175,000	5,331,390
5.000%, 08/01/33	4,260,000	5,348,145

Total Colorado		13,857,812
Connecticut - 4.3%
Connecticut State Health & Educational Facilities Authority
5.000%, 07/01/31 [1]	6,205,000	7,858,607
5.000%, 07/01/33 [1]	2,750,000	3,498,463
5.000%, 07/01/34 [1]	3,100,000	3,928,867

State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,785,068
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,180,000	12,628,929
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,377,020
State of Connecticut Special Tax Revenue, Series C
5.000%, 01/01/28 [1]	1,000,000	1,250,641
5.000%, 01/01/29 [1]	1,000,000	1,279,436
5.000%, 01/01/30 [1]	1,000,000	1,304,733
5.000%, 01/01/31 [1]	1,000,000	1,330,260
5.000%, 01/01/32 [1]	1,000,000	1,354,118

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	9,920,562

Total Connecticut		57,516,704
District of Columbia - 2.7%
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	7,193,997
District of Columbia, Series B
5.000%, 10/01/28	7,100,000	9,071,662
5.000%, 06/01/31	10,080,000	12,624,026

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,755,711

Total District of Columbia		35,645,396

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Florida - 4.2%
Central Florida Expressway Authority 5.000%, 07/01/28	$4,460,000	$5,652,348
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	7,522,380
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	12,298,119
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,526,080
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	7,037,991
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,421,175
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,164,322

Total Florida		56,622,415
Georgia - 1.4%
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	4,764,026
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,365,000	13,751,315

Total Georgia		18,515,341
Illinois - 6.7%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	6,354,308
Chicago O'Hare International Airport, Series B 5.000%, 01/01/28	5,670,000	6,468,167
Chicago O'Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	12,286,422
5.000%, 01/01/38	5,500,000	6,726,885

Illinois Finance Authority
5.000%, 01/01/29	2,310,000	2,966,550
5.000%, 07/01/29	8,755,000	11,366,481

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	7,081,097
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,092,443
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	11,425,346
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	12,828,830

Total Illinois		90,596,529
	Principal Amount	Value
Indiana - 0.9%
Indiana Finance Authority, Series S
5.000%, 10/01/28	$1,000,000	$1,273,035
5.000%, 10/01/29	3,555,000	4,617,292

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,220,776

Total Indiana		12,111,103
Iowa - 1.4%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	18,575,717
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	6,577,442
Maryland - 6.3%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	8,303,344
State of Maryland, Department of Transportation
5.000%, 10/01/28	12,365,000	14,979,648
5.000%, 09/01/29	12,205,000	15,048,844

State of Maryland, Series C
4.000%, 03/01/28 [1]	9,500,000	11,123,932
4.000%, 03/01/29 [1]	9,245,000	11,011,778

State of Maryland, Series D
4.000%, 08/01/28 [1]	8,000,000	9,357,538
4.000%, 08/01/29 [1]	6,500,000	7,725,625

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,715,851

Total Maryland		85,266,560
Massachusetts - 1.7%
Commonwealth of Massachusetts, Series F 5.000%, 11/01/26	5,000,000	5,261,490
Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,020,000	10,381,889
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,080,000	7,278,652

Total Massachusetts		22,922,031
Michigan - 3.0%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,779,610
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,723,142
State of Michigan 5.000%, 03/15/27	10,000,000	12,291,264

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Michigan - 3.0% (continued)
Wayne County Airport Authority, Series A
5.000%, 12/01/37	$2,285,000	$3,001,054
5.000%, 12/01/38	1,405,000	1,840,251
5.000%, 12/01/39	1,800,000	2,350,880

Total Michigan		39,986,201
Minnesota - 0.9%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,165,000	3,913,304
State of Minnesota, Series A 5.000%, 08/01/22	7,500,000	7,802,356

Total Minnesota		11,715,660
Missouri - 1.5%
University of Missouri, Series A 5.000%, 11/01/26	5,520,000	6,291,205
University of Missouri, Series B 5.000%, 11/01/30	10,010,000	13,273,690

Total Missouri		19,564,895
New Jersey - 4.8%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,005,054
New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	5,000,000	5,957,063
New Jersey Transportation Trust Fund Authority, Series S
5.000%, 06/15/30	6,255,000	8,040,021
5.000%, 06/15/31	7,615,000	9,961,734
5.000%, 06/15/32	5,750,000	7,503,473
5.000%, 06/15/33	6,000,000	7,797,253

State of New Jersey
5.000%, 06/01/25	4,335,000	5,032,607
5.000%, 06/01/29	11,500,000	14,718,484

Total New Jersey		64,015,689
New Mexico - 1.4%
New Mexico Finance Authority 5.000%, 06/01/22	2,845,000	2,936,100
New Mexico Finance Authority, Series A
5.000%, 06/15/28	4,470,000	5,665,720
5.000%, 06/15/30	7,500,000	9,911,148

Total New Mexico		18,512,968
New York - 13.7%
City of New York 5.000%, 08/01/34	3,250,000	4,186,978
City of New York, Series C 5.000%, 08/01/33	1,500,000	1,940,388
City of New York, Series L 5.000%, 04/01/33	6,500,000	8,472,732
	Principal Amount	Value

Long Island Power Authority 5.000%, 09/01/35	$5,030,000	$6,335,877
Long Island Power Authority, Series A
5.000%, 09/01/30	2,275,000	2,997,954
5.000%, 09/01/31	3,935,000	5,267,636

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	17,281,470
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,202,393
5.000%, 11/15/27	5,000,000	5,247,460
5.000%, 11/15/28	4,760,000	5,562,036

New York City Transitional Finance Authority Building Aid Revenue, Series S 5.000%, 07/15/32	10,835,000	14,426,328
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	6,374,370
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/31	2,500,000	3,309,773
5.000%, 11/01/32	4,000,000	5,260,850

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 5.000%, 02/01/37	7,000,000	8,992,105
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	9,585,000	11,138,087
New York State Dormitory Authority, Series A
5.000%, 12/15/27	5,640,000	5,963,067
5.000%, 03/15/31	7,670,000	9,694,334
5.000%, 03/15/32	8,000,000	10,520,844

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,355,000	5,450,197
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	9,813,860
New York Transportation Development Corp.
4.000%, 10/31/41	1,250,000	1,438,808
4.000%, 10/31/46	1,500,000	1,705,347
5.000%, 12/01/30	1,000,000	1,284,355
5.000%, 12/01/31	1,100,000	1,403,315
5.000%, 12/01/32	1,450,000	1,842,348
5.000%, 12/01/33	1,000,000	1,271,029

Port Authority of New York & New Jersey
5.000%, 07/15/31	10,000,000	12,887,149
5.000%, 07/15/32	6,545,000	8,399,527

Total New York		183,670,617
North Carolina - 1.4%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	18,794,067

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Ohio - 1.1%
Ohio State General Obligation, Series A 5.000%, 09/01/26	$7,090,000	$8,604,782
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,124,939

Total Ohio		14,729,721
Oregon - 2.1%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,542,378
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,640,907
State of Oregon 5.000%, 05/01/27	5,000,000	6,172,633

Total Oregon		28,355,918
Pennsylvania - 1.6%
Allegheny County Airport Authority, Series A
5.000%, 01/01/31	1,350,000	1,749,841
5.000%, 01/01/32	2,215,000	2,849,756

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,530,000	7,029,488
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	9,679,071

Total Pennsylvania		21,308,156
Texas - 9.0%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,543,108
Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	10,121,745
City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,913,918
City of Houston TX Airport System Revenue, Series A
4.000%, 07/01/35	1,100,000	1,310,491
4.000%, 07/01/36	1,100,000	1,305,772
5.000%, 07/01/34	2,835,000	3,658,055

City of San Antonio TX Electric & Gas Systems Revenue, Series A
5.000%, 02/01/37	3,010,000	3,902,735
5.000%, 02/01/38	2,985,000	3,860,480

City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,350,000	11,127,037
Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,466,607
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/30	2,000,000	2,644,020
5.000%, 11/01/31	3,265,000	4,293,498
	Principal Amount	Value

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	$3,815,000	$4,266,891
North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	8,853,069
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,320,740
5.000%, 01/01/32	3,010,000	3,590,262

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,598,977
Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	5,793,913
4.000%, 12/31/38	3,735,000	4,317,934

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	12,850,935

Total Texas		120,740,187
Utah - 1.9%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	4,291,958
5.000%, 07/01/30	6,585,000	8,135,408

State of Utah, Series B 5.000%, 07/01/22	7,515,000	7,785,842
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,841,097

Total Utah		26,054,305
Virginia - 3.1%
Hampton Roads Transportation Accountability Commission, Series A 5.000%, 07/01/26	27,350,000	32,973,707
Virginia College Building Authority, Series P 4.000%, 02/01/30	8,000,000	8,101,084

Total Virginia		41,074,791
Washington - 3.4%
Energy Northwest 5.000%, 07/01/22	6,000,000	6,216,241
Port of Seattle 5.000%, 08/01/31	5,000,000	6,559,074
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,753,330
State of Washington, Series R-2015C 5.000%, 07/01/28	10,280,000	11,780,748
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	7,694,177

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Washington - 3.4% (continued)
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	$3,270,000	$4,043,593

Total Washington		45,047,163
West Virginia - 1.2%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,579,905
West Virginia Parkways Authority
5.000%, 06/01/37	1,750,000	2,284,399
5.000%, 06/01/38	2,000,000	2,599,751
5.000%, 06/01/39	5,150,000	6,670,685

Total West Virginia		16,134,740
Wisconsin - 2.7%
State of Wisconsin
5.000%, 05/01/29	3,500,000	4,521,994
5.000%, 05/01/30	2,390,000	3,151,124
5.000%, 05/01/31	2,700,000	3,539,209

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,168,517

Total Wisconsin		36,380,844

Total Municipal Bonds (Cost $1,248,786,606)		1,301,240,838
	Principal Amount	Value

Short-Term Investments - 5.1%
Municipal Bonds - 5.1%
California - 3.2%
City of Los Angeles 4.000%, 06/23/22	$41,525,000	$42,701,212
Colorado - 1.3%
Colorado State Education Loan Program, Series A 4.000%, 06/29/22	16,250,000	16,720,703
Minnesota - 0.6%
State of Minnesota, Series A 5.000%, 09/01/22	8,090,000	8,448,794

Total Municipal Bonds (Cost $67,881,070)		67,870,709

Total Short-Term Investments (Cost $67,881,070)		67,870,709
Total Investments - 102.1% (Cost $1,316,667,676)		1,369,111,547
Other Assets, less Liabilities - (2.1)%		(27,831,027)
Net Assets - 100.0%		$1,341,280,520

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2021, amounted to $108,974,319, or 8.1% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,301,240,838	—	$1,301,240,838
Short-Term Investments
Municipal Bonds	—	67,870,709	—	67,870,709
Total Investments in Securities	—	$1,369,111,547	—	$1,369,111,547

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.